Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.05%♦
Communication Services — 16.25%
Activision Blizzard	61,390	$ 4,084,277
Alphabet Class A †	17,425	50,480,922
Alphabet Class C †	14,760	42,709,389
IAC †	5,206	680,476
Kuaishou Technology 144A #, †	12,500	115,501
Match Group †	55,534	7,344,372
Meta Platforms Class A †	364,535	122,611,347
Netflix †	79,929	48,152,427
Pinterest Class A †	66,240	2,407,824
ROBLOX Class A †	68,243	7,039,948
Sea ADR †	152,930	34,211,970
Snap Class A †	354,774	16,685,021
Spotify Technology †	48,561	11,364,731
Vimeo †	29,742	534,166
Walt Disney †	98,310	15,227,236
		363,649,607
Consumer Discretionary — 22.51%
Advance Auto Parts	66,630	15,983,204
Airbnb Class A †	34,590	5,758,889
Alibaba Group Holding ADR †	79,380	9,429,550
Amazon.com †	59,201	197,396,262
Aptiv †	105,833	17,457,153
Booking Holdings †	8,640	20,729,347
Carvana †	19,881	4,608,217
Chipotle Mexican Grill †	4,382	7,660,832
Coupang †	126,737	3,723,533
DoorDash Class A †	45,025	6,704,223
DraftKings Class A †	64,361	1,767,997
Expedia Group †	32,457	5,865,629
Farfetch Class A †	144,551	4,832,340
Ferrari	37,311	9,656,833
Home Depot	73,050	30,316,481
Las Vegas Sands †	89,997	3,387,487
Lululemon Athletica †	23,219	9,089,078
Magic Leap Class A =, †	2,058	37,542
Meituan Class B 144A #, †	79,000	2,283,615
NIKE Class B	149,221	24,870,664
Peloton Interactive Class A †	64,890	2,320,466
Pinduoduo ADR †	24,400	1,422,520
Rivian Automotive Class A †	172,404	17,876,571
Ross Stores	149,251	17,056,404
Tesla †	37,551	39,683,146
Tractor Supply	73,110	17,444,046
Ulta Beauty †	47,345	19,522,237
Wynn Resorts †	80,782	6,869,701
		503,753,967
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Staples — 0.77%
Monster Beverage †	178,520	$ 17,145,061
		17,145,061
Financials — 0.56%
MarketAxess Holdings	4,872	2,003,707
MSCI Class A	3,146	1,927,523
S&P Global	13,734	6,481,487
Tradeweb Markets Class A	20,738	2,076,703
		12,489,420
Healthcare — 10.63%
Alcon	185,020	16,118,942
Align Technology †	4,200	2,760,156
Anthem	10,900	5,052,586
Argenx ADR †	7,910	2,770,003
AstraZeneca ADR	108,212	6,303,349
Avantor †	140,592	5,924,547
BioMarin Pharmaceutical †	93,490	8,259,842
Cigna	21,548	4,948,067
Eli Lilly & Co.	45,332	12,521,605
HCA Healthcare	43,264	11,115,387
Humana	7,916	3,671,916
Intuitive Surgical †	93,756	33,686,531
Stryker	47,946	12,821,719
Thermo Fisher Scientific	50,230	33,515,465
UnitedHealth Group	92,988	46,692,994
Zoetis	129,600	31,626,288
		237,789,397
Industrials — 7.40%
Airbus †	62,898	8,046,029
Cintas	12,811	5,677,451
DiDi Global =, †	32,416	613,440
Eaton	96,590	16,692,684
FedEx	37,205	9,622,701
Generac Holdings †	19,912	7,007,431
IHS Markit	170,706	22,690,242
Raytheon Technologies	177,490	15,274,789
Roper Technologies	21,536	10,592,697
TransUnion	59,907	7,103,772
Uber Technologies †	386,345	16,199,446
United Parcel Service Class B	120,980	25,930,853
WW Grainger	38,970	20,195,813
		165,647,348
Information Technology — 39.20%
Adobe †	58,640	33,252,398
Advanced Micro Devices †	84,066	12,097,097
Affirm Holdings †	15,004	1,508,802
Afterpay †	102,397	6,184,157
Apple	719,238	127,715,092
ASML Holding	40,099	31,924,418
NQ-OPTLG [12/21] 2/22 (2028213)    1

Schedule of investments
Optimum Large Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Atlassian Class A †	67,030	$ 25,557,869
Avalara †	19,115	2,467,938
Bill.com Holdings †	3,869	963,961
Black Knight †	88,938	7,372,071
Block †	15,445	2,494,522
Ceridian HCM Holding †	31,397	3,279,731
Datadog Class A †	37,728	6,719,734
Fidelity National Information Services	103,190	11,263,189
Fiserv †	96,150	9,979,409
Global Payments	42,123	5,694,187
HashiCorp Class A †	9,008	820,088
Intuit	43,328	27,869,436
Mastercard Class A	43,022	15,458,665
Microsoft	550,935	185,290,459
Monday.com †	3,843	1,186,411
MongoDB †	15,602	8,258,919
NVIDIA	244,220	71,827,544
NXP Semiconductors	54,800	12,482,344
Palo Alto Networks †	54,770	30,493,745
Paycom Software †	5,992	2,487,818
PayPal Holdings †	80,376	15,157,306
salesforce.com †	207,579	52,752,051
SentinelOne Class A †	105,547	5,329,068
ServiceNow †	24,371	15,819,460
Shopify Class A †	4,741	6,530,206
Snowflake Class A †	9,020	3,055,525
Splunk †	98,345	11,380,483
Taiwan Semiconductor Manufacturing ADR	55,030	6,620,659
Teledyne Technologies †	22,094	9,652,648
Toast Class A †	4,618	160,291
Trade Desk Class A †	53,550	4,907,322
Twilio Class A †	10,482	2,760,330
UiPath Class A †	282,778	12,196,215
Visa Class A	277,670	60,173,866
Workday Class A †	73,495	20,077,364
Zoom Video Communications Class A †	32,365	5,952,247
		877,175,045
Real Estate — 0.73%
Equinix	19,380	16,392,379
		16,392,379
Total Common Stock (cost $1,193,816,445)		2,194,042,224

	Number of shares	Value (US $)

Short-Term Investments — 2.03%
Money Market Mutual Funds — 2.03%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	11,344,875	$ 11,344,875
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	11,344,877	11,344,877
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	11,344,877	11,344,877
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	11,344,877	11,344,877
Total Short-Term Investments (cost $45,379,506)		45,379,506

Total Value of Securities—100.08% (cost $1,239,195,951)		2,239,421,730
Liabilities Net of Receivables and Other Assets—(0.08%)		(1,787,206)
Net Assets Applicable to 89,476,788 Shares Outstanding—100.00%		$2,237,634,524
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $2,399,116, which represents 0.11% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

2    NQ-OPTLG [12/21] 2/22 (2028213)